Provisions - Schedule of Estimated Inflated Undiscounted Costs to be Incurred (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 USD ($)
Disclosure of other provisions [line items]
Provisions	$ 34,810		$ 31,801		$ 33,328
Discounted | Marmato
Disclosure of other provisions [line items]
Provisions	3,700	$ 13,873,000	3,300	$ 14,558,000
Discounted | Segovia
Disclosure of other provisions [line items]
Provisions	7,700	29,073,000	11,600	51,149,000
Discounted | Soto Norte
Disclosure of other provisions [line items]
Provisions	1,600	5,859,000	1,300	5,742,000
Undiscounted | Marmato
Disclosure of other provisions [line items]
Provisions	32,800	123,195,000	10,400	45,700,000
Undiscounted | Segovia
Disclosure of other provisions [line items]
Provisions	16,000	60,067,000	20,000	88,300,000
Undiscounted | Soto Norte
Disclosure of other provisions [line items]
Provisions	$ 10,400	$ 38,917,000	$ 9,100	$ 40,100,000